Note 4 - Preferred Stock	12 Months Ended
Dec. 31, 2012
Notes
Note 4 - Preferred Stock

NOTE 4 – Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 5,000,000 shares with a par value of $0.001 per share.

As of December 31, 2012, the Company had no shares of its preferred stock issued and outstanding.